Taxes (Details) - Schedule of Statutory Rate to the Company's Effective Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Mainland China statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	(56.50%)	115.50%	25.80%
Effect of tax rate changes on deferred taxes	(8.90%)	7.90%	(0.30%)
Effect of mainland China preferential tax rate and tax relief	(27.00%)	(28.50%)	(10.10%)
Tax exempt income	1.60%	(5.10%)
Research and development credits	96.60%	(230.40%)	(18.00%)
Business insurance	(5.70%)	13.70%	1.50%
Late payment interest	(20.00%)	42.50%	0.50%
Withholding tax	(4.70%)	9.10%
Depreciation and amortization	(2.20%)	7.50%	0.40%
Investment gain/loss	(2.30%)	43.20%	(1.50%)
Statutory income/expense	3.90%	(6.10%)	(1.40%)
Intercompany transfers	(10.90%)	(24.70%)	10.80%
Change in valuation allowances	3.60%	43.30%	6.60%
Goodwill impairment		69.00%
Others	(1.20%)	5.80%	0.50%
Effective tax rate	(8.70%)	87.70%	39.80%